POST-EMPLOYMENT BENEFITS - Actuarial and Economic Hypotheses (Details) R$ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Turnover rate	0% yy; Ex-Nucleos 2018; Null turnover rate	T-1 Service (downsized by 20%); GAMA -Turnover Exp. - NUCLEOS - 2015	T-1 Service (downsized by 20%); GAMA -Turnover Exp. - NUCLEOS - 2015
Active and inactive mortality table	AT-2000 (segregated by sex) reduced by 10%; AT- 2000 (segregated by sex) downsized by 15%; AT- 83 Feminine; AT-2000 (masculine); AT-2000 (segregated by sex) downsized by 10%; AT-2000 Basic downsized by 5%, segregated by sex	AT-2000 (segregated by sex) reduced by 10%; AT- 2000 (segregated by sex) downsized by 15%; AT- 83 Feminine; AT-2000 M&F (downsized by 10%); AT-2000 (masculine); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%	AT-2000 (segregated by sex) reduced by 10%; AT- 2000 (segregated by sex) downsized by 15%; AT- 83 Feminine; AT-2000 M&F (downsized by 10%); AT-2000 (masculine); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%
Invalid mortality table	RRB-1983; AT-49 segregated by sex; AT-49 reduced by 2 years Masculine; AT-83 IAM (masculine); MI-2006 (segregated by sex) downsized by 10%	RRB-1983; AT-49 segregated by sex; AT-49 reduced by 2 years Masculine; AT-49 (increased 100%) M&F; AT-83 (masculine); AT-83 IAM(masculine)	RRB-1983; AT-49 segregated by sex; AT-49 reduced by 2 years Masculine; AT-49 (increased 100%) M&F; AT-83 (masculine); AT-83 IAM(masculine)
Invalidity table	LIGHT (FRACA); ALVARO VINDAS (downsized by 50%); TASA 1927	Light (Fraca); Alvaro Vindas (downsized by 50%); Alvaro Vindas; TASA 1927; Light (Average)	Light (Fraca); Alvaro Vindas (downsized by 50%); Alvaro Vindas; TASA 1927; Light (Average)
Current return on plan assets | R$	R$ 5,112,013		R$ 2,882,650
Defined benefit pension plan
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Average annual inflation rate	3.68%	3.89%	3.89%		3.68%
Expected plan assets return on investment		$ 3.89			$ 3.68
Defined benefit pension plan | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Annual effective discount interest rate	3.07%	4.54%	4.54%		3.07%
Average wage increase forecast	1.00%	1.00%	1.00%		1.00%
Expected plan assets return on investment				$ 3.89
Defined benefit pension plan | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Annual effective discount interest rate	3.37%	4.78%	4.78%		3.37%
Average wage increase forecast	2.00%	3.00%	3.00%		2.00%